Income tax - Components of Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Current tax	€ 424	€ 880	€ 11,463
Deferred tax	151	7	(7)
Total tax expense (income)	€ 575	€ 887	€ 11,456